Note 5 - Gain (Loss) on Solar Development	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of gain (loss) on sale of assets [text block]
5.	Gain/(loss) on Solar Development

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
VivoRex contract obligations	-	-	2,768
Australia solar projects	23	(165)	496
ISS Joint Venture - 50% share of discontinued projects	-	(6,950)	(1,675)
Gain on acquisition of remaining 50% ISV from ISS	-	7,848	-
Other gains/(losses)	(36)	36	-
Total gain/(loss) on Solar Development	(13)	769	1,589

The Company recorded a net loss for solar projects in Australia, related primarily to the sale of its 50% interest in the Yoogali Solar Farm on June 1, 2021. The loss on sale of $0.2 million comprised disposal of $0.2 million net book value of intangible assets. Additionally, the Company recognized $0.1 million gain on the disposal of Daisy Hill.

The Company recorded a loss of $7.0 million in respect of its share of discontinued Solar Development projects in the joint venture, Caret, LLC (formerly Innovative Solar Ventures I, LLC) (“ISS Joint Venture”), prior to acquisition of the remaining 50% interest by the Company on June 30, 2021.

On June 30, 2021, the Company completed its acquisition of the remaining 50% share in Caret, LLC. As detailed in Note 12.b, the difference between consideration of $5.4 million, being the fair value of pre-acquisition equity interest held by VivoPower, and fair value of acquired net assets of $13.2 million, resulted in a gain of $7.8 million. Results of operations for the portfolio are reported within the Solar Development segment.

On July 2, 2019, the Company sold its 100% interest in VivoRex, LLC, for $1 and recorded a gain for accounting purposes of $2.8 million as a result of the disposal of onerous contract obligations of $2.5 million and other liabilities of $0.5 million, less cash and other current assets of $0.2 million. Results of operations for VivoRex, LLC, are reported within the SES (formerly Solar Development) operating segment, as disclosed in Note 4.2, and for the year ended June 30, 2020 accounted for $nil of the operating loss reported for this segment.

The Company also recorded a gain on sale of $0.5 million for Solar projects in Australia, related primarily to the sale of its 100% interest in the Sun Connect portfolio, in October 2019. The gain on sale of $0.3 million, comprised proceeds $1.0 million, less disposal of $0.8 million net book value of intangible assets and $0.1 million other net liabilities. Results of operations for the Sun Connect portfolio are reported within the Solar Development operating segment. The Company also recorded a $1.7 million loss on discontinued Solar Development projects in the ISS Joint Venture.